Condensed Consolidated Interim Balance Sheets (Parenthetical)	3 Months Ended	12 Months Ended
	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, no par value | (per share)
Preferred stock, shares authorized	Unlimited	Unlimited	Unlimited
Preferred stock, shares issued	2,258,826	2,258,826	2,258,826
Preferred stock, shares outstanding	2,258,826	2,258,826	2,258,826
Common stock, no par value | (per share)
Common stock, shares authorized	Unlimited	Unlimited	Unlimited
Common stock, shares issued	8,471,617	8,441,617	7,705,208
Common stock, shares outstanding	8,471,617	8,441,617	7,705,208
Reverse stock split, description	1:4.75 reverse stock split	1:4.75 reverse stock split	1:4.75 reverse stock split